Subsequent events (Details Narrative) $ in Millions	Apr. 07, 2022 EUR (€)	Apr. 07, 2022 USD ($)	Apr. 07, 2022 CAD ($)	Apr. 07, 2022 EUR (€)	Feb. 28, 2022 USD ($)	Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Due to related party | $					$ 33,349	$ 33,349
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate		0.96	0.96	0.96
Acquisition value		$ 15,300,000	$ 19.2
Nonadjusting Event [Member] | Two Promissory Notes [Member] | Eden Games S. A. [Member]
IfrsStatementLineItems [Line Items]
Debt cash payment | €	€ 1,081,081
Debt future payments | €				€ 372,073
Nonadjusting Event [Member] | Two Promissory Notes [Member] | Third Parties [Member]
IfrsStatementLineItems [Line Items]
Due to related party | $		$ 2,500,000